Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities
Net income	$ 9,606	$ 54,050	$ 47,678	$ 99,015
Adjustments to reconcile net income to net cash flows provided by operating activities:
Gain on sale of aircraft	0	(16,078)	(31,717)	(43,698)
Depreciation	31,977	37,303	63,608	74,888
Amortization of debt discounts and debt issuance costs			3,696	5,369
Amortization of lease incentives and other items			1,635	3,324
Provision for uncollectible operating lease receivables	2,000	0	2,000	0
Fair value loss on marketable securities	1,083	0	10,495	0
Loss on extinguishment of debt	0	1,541	850	3,710
Provision for deferred income taxes			6,763	9,991
Security deposits and maintenance payment liability recognized into earnings			(2,487)	(26,145)
Cash receipts from maintenance rights			2,725	1,741
Other			252	(113)
Changes in operating assets and liabilities:
Rent receivables			(47,549)	(2,011)
Other assets			3,490	(3,360)
Payable to related parties			(6,458)	2,131
Accounts payable, accrued liabilities and other liabilities			(72)	(2,054)
Net cash flows provided by operating activities			54,909	122,788
Cash Flows from Investing Activities
Purchase of flight equipment			(74,128)	(61,381)
Proceeds from sale of aircraft, net			160,271	410,939
Payments for aircraft improvement			(12,888)	(2,832)
Payments for lessor maintenance obligations			(357)	(1,461)
Other			(890)	(643)
Net cash flows provided by investing activities			72,008	344,622
Cash Flows from Financing Activities
Security deposits received			3,305	0
Security deposits returned			0	(1,546)
Maintenance payment liability receipts			12,039	33,633
Maintenance payment liability disbursements			(10,109)	(12,738)
Debt extinguishment costs			(20)	(74)
Debt issuance costs			0	(342)
Repayment of secured borrowings			(154,625)	(325,317)
Shares repurchased			(6,504)	(27,025)
Net cash flows used in financing activities			(155,914)	(333,409)
Effect of exchange rate changes on unrestricted and restricted cash and cash equivalents			41	(28)
Net (decrease) increase in unrestricted and restricted cash and cash equivalents			(28,956)	133,973
Unrestricted and restricted cash and cash equivalents at beginning of period			338,303	281,080
Unrestricted and restricted cash and cash equivalents at end of period	309,347	415,053	309,347	415,053
Reconciliation to Consolidated Balance Sheets:
Cash and cash equivalents at end of period	288,980	351,892	288,980	351,892
Restricted cash and cash equivalents	20,367	63,161	20,367	63,161
Unrestricted and restricted cash and cash equivalents at end of period	$ 309,347	$ 415,053	$ 309,347	$ 415,053